Securities Act File No. 333-232997

As filed with the Securities and Exchange Commission on October 23, 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Erin D. Nelson, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registrant Statement.

(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-232997) filed with the Securities and Exchange Commission on August 2, 2019 (Accession Number: 0001193125-19-212151).

This Post-Effective Amendment is being filed solely for the purpose of filing the final counsel tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust, filed previously with Post-Effective Amendment (“PEA”) 212 on December 23, 2015.

(2)	Bylaws, filed previously with PEA 89 on February 28, 2008.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Information Statement/Prospectus).

(5)	See Exhibits 1 and 2.

(6)	(a) Management Agreement

(i)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”) dated March 1, 2016, filed previously with PEA No. 213 to Registration Statement on February 25, 2016.

(ii)	Amended Schedule A to Management Agreement dated March 1, 2019, filed previously with PEA No. 269 to Registration Statement on February 28, 2019 (“PEA 269”).

(b)	Sub-Advisory Agreements

(i)	Sub-Advisory Agreement between TAM and Wellington Management Company LLP, dated September 15, 2008, filed previously with PEA No. 93 to Registration Statement on September 15, 2008.

(a)	Amendment to Sub-Advisory Agreement dated May 29, 2015, filed previously with PEA No. 183 on February 25, 2016.

(b)	Amendment to Sub-Advisory Agreement dated May 13, 2016, filed previously with PEA No. 230 on September 29, 2016.

(c)	Amendment to Sub-Advisory Agreement dated November 11, 2016, filed previously with PEA No. 236 on November 10, 2016.

(d)	Amendment to Sub-Advisory Agreement dated December 1, 2018, filed previously with PEA No. 238 on December 19, 2018.

(ii)	Sub-Advisory Agreement between TAM and Morgan Stanley Investment Management Inc., dated June 23, 2004, filed previously with PEA 63 on November 2, 2004.

(a)	Amendment to Sub-Advisory Agreement dated March 1, 2016, on behalf of Transamerica Capital Growth, filed previously with PEA 213 on February 25, 2016.

(b)	Amendment to Sub-Advisory Agreement dated May 1, 2016, filed previously with PEA 274 on March 17, 2017.

(7)	Underwriting Agreement between Registrant and Transamerica Capital, Inc. (“TCI”) dated November 1, 2007, filed previously with Post-Effective Amendment No. 89 on February 28, 2008.

(a)	Updated Schedule I to Underwriting Agreement dated March 1, 2019, filed previously with PEA 269.

(8)	Amended and Restated Board Members Deferred Compensation Plan dated January 12, 2010, filed previously with PEA 108 on February 26, 2010.

(9)	Custody Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011, filed previously with PEA 126 on April 29, 2011.

(a)	Amendment to Custody Agreement dated December 17, 2012, filed previously with PEA 170 on February 12, 2013.

(b)	Amended Appendix A-1 (Mutual Funds) of Custody Agreement dated March 1, 2019, filed previously with PEA 269 on February 28, 2019.

(10)	Amended and Restated Plan of Distribution under Rule 12b-1 dated March 1, 2015, filed previously with PEA 197 on February 27, 2015.

(a)	Amended Schedule A to 12b-1 Plan dated March 1, 2019, filed previously with PEA 269 on February 28, 2019.

(b)	Amended and Restated Plan for Multiple Classes of Shares dated February 15, 2019, filed previously with PEA 269 on February 28, 2019.

(i) Amended Schedule A to Multiple Class Plan dated March 1, 2019 filed previously with PEA 269 on February 28, 2019.

(11)	Opinion of counsel as to the legality of the securities being registered, filed previously with the Registration Statement on Form N-14 on August 2, 2019 (File No. 333-232997).

(12)	Opinion of counsel as to tax matters.

(a)	Opinion of counsel as to tax matters pertaining to the reorganization of Transamerica Concentrated Growth with and into Transamerica US Growth, filed herein.

(b)	Opinion of counsel as to tax matters pertaining to the reorganization of Transamerica Growth with and into Transamerica Capital Growth, filed herein.

(13) (a)	Amended and Restated Transfer Agency Agreement between Registrant and Transamerica Fund Services, Inc. (“TFS”) dated March 1, 2018, filed previously with PEA 251 on February 28, 2018.

(b)	Amended and Restated Expense Limitation Agreement between Registrant and TAM, filed previously with PEA 199 on March 30, 2015.

(i) Amendment to Schedule A to Amended and Restated Expense Limitation Agreement filed previously with PEA 269 on February 28, 2019.

(c)	Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2012, filed previously with PEA 170 on February 12, 2013.

(i)	Novation Agreement dated April 7, 2016 on behalf of Master Sub-Administration Agreement, filed previously with PEA 230 on September 29, 2016.

(ii)	Amended Schedule (Mutual Funds) dated March 1, 2019 filed previously with PEA 269 on February 28, 2019.

(14)	Consent of Independent Registered Certified Public Accounting firm, filed previously with the Registration Statement on Form N-14 on August 2, 2019 (File No. 333-232997).

(15)	Not applicable.

(16)	Power of Attorney, filed previously with the Registration Statement on Form N-14 on August 2, 2019 (File No. 333-232997).

(17)	Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc., filed previously with PEA 269 on February 28, 2019.

(a)	Code of Ethics for Wellington Management Company, LLP filed previously with PEA 269.

(b)	Code of Ethics for Morgan Stanley Investment Management Inc. filed previously with PEA 269.

Item 17.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Transamerica Funds (the “Registrant”) certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 23rd day of October, 2019.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief	October 23, 2019
	Marijn P. Smit	Executive Officer

	/s/ Sandra N. Bane	Trustee	October 23, 2019
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	October 23, 2019
Leo J. Hill*

	/s/ David W. Jennings	Trustee	October 23, 2019
David W. Jennings*

	/s/ Fredric A. Nelson III	Trustee	October 23, 2019
Fredric A. Nelson III*

	/s/ John E. Pelletier	Trustee	October 23, 2019
John E. Pelletier*

	/s/ Patricia L. Sawyer	Trustee	October 23, 2019
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	October 23, 2019
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	October 23, 2019
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President, Treasurer, Principal	October 23, 2019
	Vincent J. Toner	Financial Officer and Principal Accounting Officer

*By:	/s/ Marijn P. Smit	Trustee, President and Chief	October 23, 2019
	Marijn P. Smit**	Executive Officer

**	Attorney-in-fact pursuant to power of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Funds

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(12)	Opinion of Counsel as to Tax Matters

(a) Opinion of counsel as to tax matters pertaining to the reorganization of Transamerica Concentrated Growth with and into Transamerica US Growth

(b) Opinion of counsel as to tax matters pertaining to the reorganization of Transamerica Growth with and into Transamerica Capital Growth